COMMITMENTS AND CONTINGENCIES (Schedule of Purchase Commitments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
Purchase commitments	$ 858,487,886	$ 919,719,752	$ 1,365,148,673
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
Purchase commitments	13,356,755	20,415,660	51,095,125
Silicon raw materials [Member]
Long-term Purchase Commitment [Line Items]
Purchase commitments	$ 845,131,131	$ 899,304,092	$ 1,314,053,548